Intangible Assets and Goodwill - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	€ 30,065	€ 19,954
Intangible assets other than goodwill	60,800	37,310	€ 23,121
Additions of intangible assets pending of payment	845	376
Commitments for acquisition of intangible assets	1,728	1,024
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	26,807	17,309
Intangible assets other than goodwill	49,537	31,514	€ 19,035
Patents Customer related Intangible Assets Licenses And Similar And Computer Software [Member]
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill	2,413	2,537
Internally generated [member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 20,204	€ 11,686